Prospectus Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2015

Core Plus Fixed Income Portfolio
(the "Portfolio")

The total expense ratio caps of Class I, Class A and Class L shares of the Portfolio have been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L
Advisory Fee	0.375%	0.375%	0.375%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%
Other Expenses	0.43%	0.48%	2.22%
Total Annual Portfolio Operating Expenses*	0.81%	1.11%	3.10%
Fee Waiver and/or Expense Reimbursement*	0.39%	0.34%	2.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.42%	0.77%	1.02%

The Example information under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$43	$135	$235	$530
Class A	$500	$661	$835	$1,339
Class L	$104	$325	$563	$1,248

The second footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I, 0.77% for Class A and 1.02% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A and Class L shares of the Portfolio is hereby deleted and replaced with the following:

	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class IS
Core Plus Fixed Income Portfolio	0.42%	0.77%	1.02%	—

Please retain this supplement for future reference.

  IFTFISPT-1215

Prospectus Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated April 30, 2015

Core Plus Fixed Income Portfolio
(Class C)
(the "Portfolio")

The total expense ratio cap of Class C shares of the Portfolio has been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class C
Advisory Fee	0.375%
Distribution and/or Shareholder Service (12b-1) Fee	1.00%
Other Expenses†	2.22%
Total Annual Portfolio Operating Expenses*	3.60%
Fee Waiver and/or Expense Reimbursement*	2.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.52%

The Example information under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you SOLD Your Shares:

	1 Year	3 Years
Class C	$255	$480

If you HELD Your Shares:

	1 Year	3 Years
Class C	$155	$480

The third footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—Core Plus Fixed Income Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.52% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class C shares of the Portfolio is hereby deleted and replaced with the following:

Expense Cap Class C
Core Plus Fixed Income Portfolio	1.52%

Please retain this supplement for future reference.

  C-IFTFISPT-1215

Prospectus Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2015

High Yield Portfolio
(the "Portfolio")

The total expense ratio caps of Class I, Class A, Class L and Class IS shares of the Portfolio have been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class IS
Advisory Fee	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.50%	None
Other Expenses	1.25%	1.21%	1.42%	15.10%
Total Annual Portfolio Operating Expenses*	1.85%	2.06%	2.52%	15.70%
Fee Waiver and/or Expense Reimbursement*	1.20%	1.13%	1.27%	15.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.65%	0.93%	1.25%	0.62%

The Example information under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$66	$208	$362	$810
Class A	$516	$709	$918	$1,519
Class L	$127	$397	$686	$1,511
Class IS	$63	$199	$346	$774

The second footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) will not exceed 0.65% for Class I, 1.00% for Class A, 1.25% for Class L and 0.62% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L and Class IS shares of the Portfolio is hereby deleted and replaced with the following:

	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class IS
High Yield Portfolio	0.65%	1.00%	1.25%	0.62%

Please retain this supplement for future reference.

  IFTFISPT-1215

Prospectus Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated April 30, 2015

High Yield Portfolio
(Class C)
(the "Portfolio")

The total expense ratio cap of Class C shares of the Portfolio has been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class C
Advisory Fee	0.60%
Distribution and/or Shareholder Service (12b-1) Fee	1.00%
Other Expenses†	1.42%
Total Annual Portfolio Operating Expenses*	3.02%
Fee Waiver and/or Expense Reimbursement*	1.27%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.75%

The Example information under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you SOLD Your Shares:

	1 Year	3 Years
Class C	$278	$551

If you HELD Your Shares:

	1 Year	3 Years
Class C	$178	$551

The third footnote following the Portfolio's Example information under the section of the Prospectus entitled "Portfolio Summary—High Yield Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) will not exceed 1.75% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Portfolio, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class C shares of the Portfolio is hereby deleted and replaced with the following:

Expense Cap Class C
High Yield Portfolio	1.75%

Please retain this supplement for future reference.

  C-IFTFISPT-1215

Statement of Additional Information Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 30, 2015

Core Plus Fixed Income Portfolio

High Yield Portfolio
(the "Portfolios")

The total expense ratio caps of Class I, Class A and Class L shares of the Portfolios have been decreased, as well as that of the Class IS shares of the High Yield Portfolio, effective January 4, 2016. Accordingly, effective January 4, 2016, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolios is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class IS
Core Plus Fixed Income	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.300% of the portion of the daily net assets exceeding $1 billion	0.42%	0.77%	1.02%	—
High Yield	0.60%	0.65%	1.00%	1.25%	0.62%

Please retain this supplement for future reference.

Statement of Additional Information Supplement

December 22, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated December 22, 2015 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated April 30, 2015

Core Plus Fixed Income Portfolio

High Yield Portfolio
(Class C)
(the "Portfolios")

The total expense ratio cap of Class C shares of the Portfolios has been decreased, effective January 4, 2016. Accordingly, effective January 4, 2016, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolios is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class C
Core Plus Fixed Income	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.300% of the portion of the daily net assets exceeding $1 billion	1.52%
High Yield	0.60%	1.75%

Please retain this supplement for future reference.